Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill were as follows:

(In millions)
Balance as of January 1, 2021	$505.7
Acquisitions	150.9
Currency translation	(9.9)

Balance as of December 31, 2021	646.7
Acquisitions	141.0
Currency translation	(17.6)

Balance as of December 31, 2022	770.1
Acquisitions	(1.0)
Currency translation	10.4

Balance as of December 31, 2023	$779.5

Schedule of Intangible Assets
Intangible assets consisted of the following:

	2023		2022		2021
(In millions)	Carrying Amount	Accumulated Amortization	Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Customer relationships	$424.6	$148.0	$420.8	$118.6	$292.2	$97.8
Patents and acquired technology	173.3	109.1	169.6	90.6	169.5	79.2
Trademarks	54.3	16.7	53.1	14.6	42.3	12.8
Indefinite lived intangibles assets	10.5	—	10.4	—	10.6	—
Other	8.8	8.8	8.6	8.6	8.7	8.7

Total intangible assets	$671.5	$282.6	$662.5	$232.4	$523.3	$198.5